Equity	12 Months Ended
Jun. 30, 2024
Equity [Abstract]
Equity

Note 12 — Equity

Ordinary shares

As of June 30, 2024 and 2023, the ordinary shares issued were 16,000,000 with US$0.000625 par value per share. Each share confers upon the shareholders (a) the right to one vote at a meeting of the shareholders or on any resolution of shareholders; (b) the right to an equal share in any dividend paid by the Group; and (c) the right to an equal share in the distribution of the surplus assets of the Group on its liquidation. If at any time the shares are divided into different classes, the rights attached to any class may only be varied, whether or not the Group is in liquidation, with the consent in writing of or by a resolution passed at a meeting by the holders of not less than 50 percent of the issued Shares in that class. The rights conferred upon the holders of the shares of any class shall not, unless otherwise expressly provided by the terms of issue of the shares of that class, be deemed to be varied by the creation or issue of further shares ranking pari passu therewith.

Dividends

The Group declared dividends of HKD9,384,000 (US$1,201,798), HKD13,825,353 and HKD14,407,426 and paid HKD9,461,001 (US$1,211,660), HKD9,884,032 and HKD18,924,782 to its shareholders during the years ended June 30, 2024, 2023 and 2022, respectively. The dividend per share was HKD0.59 (US$0.08), HKD0.86 and HKD0.90, respectively, during the years ended June 30, 2024, 2023 and 2022. As of June 30, 2024 and 2023, the dividend payable balance was HKD5,865,364 (US$751,170) and HKD5,942,366 respectively (Note 7).

Subscription receivable

The subscription receivable represents the unpaid capital contribution of US$10,000 for Galaxy Payroll BVI by the shareholders.

Share split

On December 19, 2022, the Group filed Amended and Restated Charter with the Registrar to increase its authorized shares from 50,000 Ordinary Shares, par value of US$1 per share, to unlimited number of Ordinary Shares, par value of US$0.000625 per share and effectuated a forward split of all issued and outstanding shares at a ratio of 1,600:1. All references made to share or per share amounts in the consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 1,600 for 1 share split.